Securities	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Securities

5.Securities

The Company’s investment portfolio includes primarily bonds issued by U.S. Government sponsored agencies (approximately 62%) and municipalities (approximately 33%) as of December 31, 2013. Most of the municipal bonds are general obligation bonds with maturities or pre-refunding dates within 5 years. The remaining 5% of the portfolio includes mortgage-backed securities issued by Government-sponsored agencies and backed by residential mortgages and a group of equity investments in other financial institutions.

The amortized cost and fair value of securities as of December 31, 2013 and 2012, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2013
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$4,177	$4,192	$15	$-
After one year but within five years	48,011	47,578	203	(636)
After five years but within ten years	27,615	26,508	-	(1,107)
	79,803	78,278	218	(1,743)
Obligations of state and political subdivisions
Within one year	8,260	8,314	55	(1)
After one year but within five years	26,027	26,098	133	(62)
After five years but within ten years	7,224	7,182	56	(98)
After ten years	350	338	-	(12)
	41,861	41,932	244	(173)
Mortgage-backed securities	4,465	4,469	7	(3)
Equity securities	1,055	1,367	366	(54)
Total	$127,184	$126,046	$835	$(1,973)

	December 31, 2012
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$7,908	$7,996	$88	$-
After one year but within five years	42,253	42,796	543	-
After five years but within ten years	22,004	22,025	53	(32)
	72,165	72,817	684	(32)
Obligations of state and political subdivisions
Within one year	10,448	10,505	57	-
After one year but within five years	29,595	29,809	246	(32)
After five years but within ten years	4,727	4,936	215	(6)
After ten years	731	726	-	(5)
	45,501	45,976	518	(43)
Mortgage-backed securities	2,502	2,526	24	-
Equity securities	985	1,019	145	(111)
Total	$121,153	$122,338	$1,371	$(186)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $31,921,000 and $30,785,000 at December 31, 2013 and 2012, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

		Years Ended December 31,
	2013	2012	2011
Gross proceeds from sales of securities	$-	$-	$-
Securities available for sale:
Gross realized gains from called securities	$-	$2	$6
Gross realized losses from called securities	(2)	-	-

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 (in thousands):

	Unrealized Losses at December 31, 2013

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$53,438	$(1,664)	$1,921	$(79)	$55,359	$(1,743)
Obligations of state and political
subdivisions	11,496	(130)	4,301	(43)	15,797	(173)
Mortgage-backed securities	308	(3)	-	-	308	(3)
Debt securities	65,242	(1,797)	6,222	(122)	71,464	(1,919)

Equity securities	-	-	266	(54)	266	(54)

Total temporarily impaired securities	$65,242	$(1,797)	$6,488	$(176)	$71,730	$(1,973)

At December 31, 2013, 45 U.S. Government and agency securities had unrealized losses that in the aggregate did not exceed 3% of amortized cost. One of these securities has been in a continuous loss position for 12 months or more.

At December 31, 2013, 37 obligations of state and political subdivision bonds had unrealized losses that in the aggregate did not exceed 2% of amortized cost. Eight of these securities have been in a continuous loss position for 12 months or more.

At December 31, 2013, one mortgage-backed security had an unrealized loss that did not exceed 1% of amortized cost. This security had not been in a continuous loss position for 12 months or more.

The mortgage-backed securities in the Company’s portfolio are government sponsored enterprise (GSE) pass-through instruments issued by the Federal National Mortgage Association (FNMA), which guarantees the timely payment of principal on these investments.

The unrealized losses noted above are considered to be temporary impairments. The decline in the values of the debt securities is due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As the Company does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers (“Bank Stocks”) and are evaluated quarterly for evidence of other-than-temporary impairment. There were seven equity securities that were in an unrealized loss position on December 31, 2013, and have carried unrealized losses for 12 months or more. Individually, none of these seven equity securities have significant unrealized losses. Of the seven equity securities that have sustained unrealized losses for more than 12 months, all have increased in fair value during 2013, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Management has identified no other-than-temporary impairment as of, or for the periods ended, December 31, 2013 and 2012 in the equity portfolio. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. The Company has the ability and intent to hold its equity securities until recovery of unrealized losses.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2012 (in thousands):

	Unrealized Losses at December 31, 2012

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$11,471	$(32)	$-	$-	$11,471	$(32)
Obligations of state and political
subdivisions	13,040	(43)	-	-	13,040	(43)
Debt securities	24,511	(75)	-	-	24,511	(75)

Equity securities	249	(13)	251	(98)	500	(111)

Total temporarily impaired securities	$24,760	$(88)	$251	$(98)	$25,011	$(186)